Earnings Per Share/ADS (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to ordinary shareholders	3,199,966	3,405,229	2,148,566	337,157
Denominator:
Weighted average ordinary shares outstanding	474,328,384	477,467,268	499,861,764	499,861,764

Basic earnings per share	6.75	7.13	4.30	0.67

Diluted earnings per share:
Numerator:
Net income attributable to ordinary shareholders	3,199,966	3,405,229	2,148,566	337,157
Denominator:
Weighted average ordinary shares outstanding	474,328,384	477,467,268	499,861,764	499,861,764
Dilutive effect of share-based awards	3,732,604	2,219,112	619,776	619,776

Weighted average number of shares outstanding-diluted	478,060,988	479,686,380	500,481,540	500,481,540

Diluted earnings per share	6.69	7.10	4.29	0.67

Earnings per ADS
Net income per ADS – basic (RMB)	26.99	28.53	17.19	2.70
Net income per ADS – diluted (RMB)	26.77	28.40	17.17	2.69